Commitments and Contingencies - Schedule of Purchase Obligations Under Contract (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Total	$ 3,489	$ 5,000
Remainder of 2014	3,489
Payments Less than 1 year		5,000
2015
Payments due by period 1-3 years
2016
Payments due by period 3-5 years
2017
2018
More than 5 years